Convertible debentures - Initial measurement of the debentures (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Apr. 30, 2026
Convertible debentures
Purchase price	$ 17,519,810
Convertible debentures	18,865,340
Day 1 loss	1,345,530
2025 Debentures
Convertible debentures
Purchase price	15,194,810
Convertible debentures	16,359,770
Day 1 loss	1,164,960
April 2026 Debenture
Convertible debentures
Purchase price	465,000	$ 465,000
Convertible debentures	501,070
Day 1 loss	36,070
June 2026 Debenture
Convertible debentures
Purchase price	1,860,000
Convertible debentures	2,004,500
Day 1 loss	$ 144,500